Collection Period Ended 31-Oct-2012
Principal Note
Payment Factor
59,429,981.26 0.603326
0.00 1.000000
0.00 1.000000
0.00 1.000000
59,429,981.26
Interest & Principal
Payment
59,495,523.11
154,166.67
176,250.00
74,470.83
$59,900,410.61
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 2
Collection Period (from... to) 1-Oct-2012 31-Oct-2012
Determination Date 13-Nov-2012
Record Date 14-Nov-2012
Distribution Date 15-Nov-2012
Interest Period of the Class A-1 Notes (from... to)
15-Oct-2012 15-Nov-2012 Actual/360 Days 31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Oct-2012 15-Nov-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 450,000,000.00 330,926,577.89 271,496,596.63 132.066625
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes
146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Total Note Balance
1,546,500,000.00
1,427,426,577.89
1,367,996,596.63
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Adjusted Pool Balance 1,594,374,327.63 1,483,229,679.36 1,423,799,698.10
Yield Supplement Overcollateralization Amount 56,491,714.15 52,069,668.55 49,936,334.72
Pool Balance
1,650,866,041.78
1,535,299,347.91
1,473,736,032.82
Amount Percentage
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount
55,803,101.47 3.50%
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.230000% 65,541.85 0.145649 132.212274
Class A-2 Notes
0.370000% 154,166.67 0.308333 0.308333
Class A-3 Notes 0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Total
$470,429.35
Available Funds
Distributions
Principal Collections 61,474,525.94 (1) Total Servicing Fee 1,279,416.12
Interest Collections 3,875,424.09 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 58,749.12 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 470,429.35
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 731.19 (6) Regular Principal Distributable Amount 59,429,981.26
Available Collections
65,409,430.34 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
65,409,430.34
(9) Excess Collections to Certificateholders 4,229,603.61
Total Distribution
Distribution Detail
Due Paid Shortfall
65,409,430.34
Total Servicing Fee 1,279,416.12 1,279,416.12 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 470,429.35 470,429.35 0.00
thereof on Class A-1 Notes 65,541.85 65,541.85 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
thereof on Class A-3 Notes 176,250.00 176,250.00 0.00
thereof on Class A-4 Notes 74,470.83 74,470.83 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 470,429.35 470,429.35 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 59,429,981.26
Aggregate Principal Distributable Amount
0.00 0.00 0.00
59,429,981.26 59,429,981.26 0.00
59,429,981.26
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 36.56 minus Net Investment Earnings
36.56
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
36.56
Net Investment Earnings on the Collection Account 694.63
Investment Earnings for the Collection Period 731.19
Notice to Investors
1,535,299,347.91
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,650,866,041.78 60,543
Pool Balance beginning of Collection Period
Principal Collections 40,450,405.93
58,887
Principal Collections attributable to Full Pay-offs 21,024,120.01
Principal Purchase Amounts 0.00
Principal Gross Losses 88,789.15
Pool Balance end of Collection Period 1,473,736,032.82 57,893
Pool Factor 89.27%
As of Cutoff Date Current
Weighted Average APR 2.93% 2.92%
Weighted Average Number of Remaining Payments 47.48 45.16
Weighted Average Seasoning (months) 13.98 16.62
Delinquency Profile *
Amount Number of Receivables Percentage
Current 1,470,923,301.67 57,805 99.81%
31-60 Days Delinquent 2,031,375.83 67 0.14%
61-90 Days Delinquent 507,012.64 15 0.03%
91-120 Days Delinquent
274,342.68 6 0.02%
Total 1,473,736,032.82 57,893 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 88,789.15
Principal Net Liquidation Proceeds
58,139.97
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.002%
Principal Recoveries 0.00
Principal Net Losses 30,649.18
Cumulative Principal Net Losses 32,321.51